AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 86.2%
Information Technology - 22.4%
Communications Equipment - 2.3%
Arista Networks, Inc. (a)	12,681	$3,987,667

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp.-Class A	8,433	796,412
Cognex Corp.	17,194	874,487
IPG Photonics Corp. (a)	4,842	734,919

		2,405,818

IT Services - 7.4%
PayPal Holdings, Inc. (a)	49,471	5,137,069
Visa, Inc.-Class A	49,249	7,692,201

		12,829,270

Semiconductors & Semiconductor Equipment - 3.3%
ASML Holding NV (ADR)	4,100	771,005
Texas Instruments, Inc.	5,508	584,234
Xilinx, Inc.	33,566	4,255,833

		5,611,072

Software - 6.0%
Adobe, Inc. (a)	7,928	2,112,733
ANSYS, Inc. (a)	389	71,074
Microsoft Corp.	61,316	7,231,609
Paycom Software, Inc. (a)	3,532	668,007
salesforce.com, Inc. (a)	1,827	289,342

		10,372,765

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	18,480	3,510,276

		38,716,868

Health Care - 20.6%
Biotechnology - 4.6%
Biogen, Inc. (a)	9,884	2,336,380
Regeneron Pharmaceuticals, Inc. (a)	6,863	2,818,085
Vertex Pharmaceuticals, Inc. (a)	15,736	2,894,637

		8,049,102

Health Care Equipment & Supplies - 7.2%
Edwards Lifesciences Corp. (a)	23,203	4,439,430
Intuitive Surgical, Inc. (a)	9,024	5,148,914
Stryker Corp.	14,187	2,802,216

		12,390,560

Health Care Providers & Services - 4.4%
UnitedHealth Group, Inc.	30,797	7,614,866

Health Care Technology - 0.2%
Veeva Systems, Inc.-Class A (a)	2,320	294,315

Company	Shares	U.S. $ Value
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	966	$300,127
Mettler-Toledo International, Inc. (a)	1,811	1,309,353

		1,609,480

Pharmaceuticals - 3.3%
Zoetis, Inc.	56,102	5,647,789

		35,606,112

Consumer Discretionary - 14.0%
Internet & Direct Marketing Retail - 3.2%
Booking Holdings, Inc. (a)	3,198	5,580,222

Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	5,816	610,913

Specialty Retail - 7.4%
Burlington Stores, Inc. (a)	7,466	1,169,773
Home Depot, Inc. (The)	29,382	5,638,112
TJX Cos., Inc. (The)	49,435	2,630,436
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,699	3,382,332

		12,820,653

Textiles, Apparel & Luxury Goods - 3.0%
NIKE, Inc.-Class B	61,484	5,177,568

		24,189,356

Communication Services - 12.3%
Entertainment - 1.4%
Electronic Arts, Inc. (a)	24,506	2,490,545

Interactive Media & Services - 10.9%
Alphabet, Inc.-Class C (a)	10,623	12,464,072
Facebook, Inc.-Class A (a)	38,200	6,367,558

		18,831,630

		21,322,175

Industrials - 7.2%
Building Products - 2.7%
Allegion PLC	29,504	2,676,308
AO Smith Corp.	20,167	1,075,304
Lennox International, Inc.	3,627	958,979

		4,710,591

Commercial Services & Supplies - 1.5%
Copart, Inc. (a)	42,880	2,598,099

Electrical Equipment - 0.7%
AMETEK, Inc.	13,827	1,147,226

Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	6,825	2,333,946

Machinery - 0.5%
IDEX Corp.	6,193	939,726

Company	Shares	U.S. $ Value
Trading Companies & Distributors - 0.4%
Fastenal Co.	10,297	$662,200

		12,391,788

Consumer Staples - 7.0%
Beverages - 4.2%
Constellation Brands, Inc.-Class A	12,806	2,245,276
Monster Beverage Corp. (a)	91,994	5,021,033

		7,266,309

Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	19,930	4,825,850

		12,092,159

Materials - 2.0%
Chemicals - 2.0%
Sherwin-Williams Co. (The)	7,917	3,409,931

Financials - 0.7%
Capital Markets - 0.7%
MarketAxess Holdings, Inc.	2,699	664,170
S&P Global, Inc.	3,003	632,281

		1,296,451

Total Common Stocks (cost $131,512,464)		149,024,840

SHORT-TERM INVESTMENTS - 13.6%
Investment Companies - 13.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (b)(c)(d) (cost $23,536,828)	23,536,828	23,536,828

Total Investments - 99.8% (cost $155,049,292) (e)		172,561,668
Other assets less liabilities - 0.2%		347,814

Net Assets - 100.0%		$172,909,482

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,001,920 and gross unrealized depreciation of investments was $(1,489,544), resulting in net unrealized appreciation of $17,512,376.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee Large Cap Growth Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$149,024,840		$	– 0	–	$	– 0	–	$149,024,840
Short-Term Investments:
Investment Companies	23,536,828			– 0	–		– 0	–	23,536,828

Total Investments in Securities	172,561,668			– 0	–		– 0	–	172,561,668
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$172,561,668		$	– 0	–	$	– 0	–	$172,561,668

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,717	$26,845	$11,025	$23,537	$78